Certain Relationships and Related Transactions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Loans and leases	$ 133,302.0	$ 70,781.0	$ 32,372.0
Unfunded Loan Commitment | Related Persons
Related Party Transaction [Line Items]
Loans and leases	2.3	2.6
CIT Northbridge Credit LLC
Related Party Transaction [Line Items]
Income from equity method investments	6.0	$ 4.0
CIT Group Inc. | CIT Northbridge Credit LLC
Related Party Transaction [Line Items]
Equity method investment, ownership percentage		20.00%
Equity method investments	$ 38.0	$ 43.0
Allstate Insurance Company and Subsidiary | CIT Northbridge Credit LLC
Related Party Transaction [Line Items]
Noncontrolling interest, ownership percentage by parent		80.00%